Shareholder Report, Line Graph (Details) - USD ($)	Jan. 19, 2022	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
C000232658
Account Value [Line Items]
Line Graph and Table Measure Name	Connors Hedged Equity Fund - Institutional Class
Account Value	$ 25,000	$ 33,209	$ 26,437	$ 24,650
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,000	34,797	25,989	22,829
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Account Value	$ 25,000	$ 29,713	$ 24,802	$ 22,908